Net Income Per Share and Net Income Attributable to Ordinary Shareholders - Schedule of Basic and Diluted Net Income Per Share (Detail) ¥ / shares in Units, $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2020 CNY (¥) ¥ / shares shares	Jun. 30, 2020 USD ($) $ / shares shares	Jun. 30, 2019 CNY (¥) ¥ / shares shares
Numerator:
Net income attributable to DouYu Holdings Limited shareholders	¥ 377,984,000	$ 53,499	¥ 185,261,000
Denominator:
Weighted average number of ordinary shares used in computing basic income per ordinary share	220,766,682	220,766,682	210,426,174
Basic net income per ordinary share | (per share)	¥ 1.71	$ 0.24	¥ 0.88
Denominator:
Weighted average number of ordinary shares used in computing basic income per ordinary share	220,766,682	220,766,682	210,426,174
Restricted Share Units	2,850,513	2,850,513	3,012,224
Weighted average ordinary shares used in computing diluted income per ordinary share	236,183,381	236,183,381	227,784,019
Diluted net income per ordinary share | (per share)	¥ 1.60	$ 0.23	¥ 0.81
Douyu [Member]
Numerator:
Net income attributable to DouYu Holdings Limited shareholders | ¥	¥ 596,495,450		¥ 42,791,087
Amounts allocated to convertible redeemable preferred shares for participating rights to dividends | ¥	0		(30,454,311)
Net income attributable to ordinary shareholders for computing basic net income per share | ¥	¥ 596,495,450		¥ 12,336,776
Denominator:
Weighted average number of ordinary shares used in computing basic income per ordinary share	31,838,618	31,838,618	8,063,790
Basic net income per ordinary share | (per share)	¥ 18.73	$ 2.65	¥ 1.53
Numerator:
Net income attributable to ordinary shareholders of DouYu Holdings Limited | ¥	¥ 596,495,450		¥ 12,336,776
Add: undistributed earnings allocated to participating securities | ¥	0		30,454,311
Net income attributable to ordinary shareholders for computing diluted net income per ordinary share | ¥	¥ 596,495,450		¥ 42,791,087
Denominator:
Weighted average number of ordinary shares used in computing basic income per ordinary share	31,838,618	31,838,618	8,063,790
Add: conversion of convertible redeemable preferred shares into ordinary shares	0	0	19,906,105
Restricted Share Units	1,081,472	1,081,472	1,373,846
Weighted average ordinary shares used in computing diluted income per ordinary share	32,920,090	32,920,090	29,343,741
Diluted net income per ordinary share | (per share)	¥ 18.12	$ 2.56	¥ 1.46